Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 37,933.93
Total Fee Amount	43,976.04
Total Transaction Valuation	344,134,041.76
Total Offset Amount	2,617.21
Net Fee	$ 3,424.90
Offering Table N/A
Offset Table N/A